Stockholders' Equity	6 Months Ended
Jun. 30, 2012
Stockholders' Equity (Abstract)
Stockholders' Equity

8.Stockholders’ Equity

On April 18, 2012, the Company completed an offering of 10 million common shares at a price of $6.50 per share. The net proceeds from the sale of these common shares in this offering, after deducting underwriting discounts and estimated expenses relating to the offering was $62,659.

During the six-month period ended June 30, 2012, the Company declared dividends of $15,362 in aggregate of which $6,931 were paid on February 14, 2012 and $8,431 were paid on May 21, 2012.